FORM N-23c-3
                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23c-3



1.   Investment Company Act File Number: 811-08050
     Date of Notification: June 24, 2005

2.   Exact name of investment company as specified in registration statement:

     THE ASIA TIGERS FUND, INC.

3.   Address of principal executive office:

     200 Park Avenue, 24th Floor
     New York, NY 10166

4.   Check one of the following:

     A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

     B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

     C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



BY:       /s/ Bryan McKigney
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NAME:     Bryan McKigney
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TITLE:    Director, President and Chairman of the Fund
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